Amortization and Depreciation - Summary of Amortization and Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Amortization of intangible assets	$ 6,891	$ 3,917	$ 656
Right-of-use asset amortization	518	453	181
Depreciation of Property, plant & equipment	738	377	155
Total Amortization and Depreciation	$ 8,147	$ 4,747	$ 992